Summary of Significant Accounting Policies: Research and Development (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Research and Development

Research and Development – Research and development costs are expensed as they are incurred. Research and development costs for the years ended December 31, 2016 and 2015 were $92,992 and $330,554, respectively.